Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)

	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$204,129	$204,129	$—	$—
International equity trust	$111,266	—	111,266	—
Corporate bonds and debt	$60,806	—	60,788	18
US Treasury securities	$49,775	49,775	—	—
Mortgage backed securities	$41,210	—	41,210	—
Domestic mutual funds	$57,348	57,348	—	—
Federal agency securities	$2,037	—	2,037	—
Non-US Gov't bonds & private placements	$2,890	—	2,890	—
International mutual funds	$653	—	653	—
Other	$10,602	10,602	—	—
Long-term investments:
International equity trust	$33,606	—	33,606	—
Corporate bonds and debt	$10,473	—	10,473	—
US Treasury securities	$15,488	15,488	—	—
Mortgage backed securities	$12,113	—	12,113	—
Domestic mutual funds	$302,302	302,302	—	—
Treasury STRIPS	$293,281	—	293,281	—
Non-US Gov't bonds & private placements	$1,976	—	1,976	—
Other	$240	240	—	—
Short-term investments: Treasury STRIPS	$61,702	—	61,702	—
Natural gas swaps	$131,804	—	131,804	—

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)

	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$249,999	$249,999	$—	$—
International equity trust	$140,718	—	140,718	—
Corporate bonds and debt	$72,936	—	72,369	567
US Treasury securities	$53,321	53,321	—	—
Mortgage backed securities	$40,460	—	40,460	—
Domestic mutual funds	$75,384	75,384	—	—
Municipal bonds	$1,133	—	1,133	—
Federal agency securities	$9,608	—	9,608	—
Other	$16,351	13,623	2,728	—
Long-term investments:
International equity trust	$35,873	—	35,873	—
Corporate bonds and debt	$14,022	—	12,656	1,366
US Treasury securities	$15,259	15,259	—	—
Mortgage backed securities	$12,021	—	12,021	—
Domestic mutual funds	$277,937	277,937	—	—
Federal agency securities	$257	—	257	—
Treasury STRIPS	$350,532	—	350,532	—
Other	$5,478	5,478	—	—
Natural gas swaps	$63,994	—	63,994	—

Schedule of estimated fair values of long-term debt, including current maturities

	2022		2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

	(in thousands)
Long-term debt	$11,940,359	$10,194,954	$10,915,054	$12,741,046